UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jephthah Dais
Title:     Chief Compliance Officer
Phone:     (212) 313-9728

Signature, Place, and Date of Signing:

     Jephthah Dais     New York, NY     May 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $95,499 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      767   100000 SH                              100000
AIRGAS INC                     COM              009363102     1909    30000 SH                               30000
BANK OF AMERICA CORPORATION    CALL             060505904     3570   200000 SH  CALL                        200000
BJ SVCS CO                     COM              055482103     1301    60800 SH                               60800
BRINKS HOME SEC HLDGS INC      COM              109699108     1277    30000 SH                               30000
CADIZ INC                      COM NEW          127537207      319    25000 SH                               25000
CHORDIANT SOFTWARE INC         COM NEW          170404305      434    85190 SH                               85190
EXELIXIS INC                   COM              30161Q104     1366   225000 SH                              225000
FACET BIOTECH CORP             SHS              30303Q103     2024    75000 SH                               75000
GRAHAM PACKAGING CO INC        COM              384701108      628    50000 SH                               50000
IMMUNOGEN INC                  COM              45253H101     1011   125000 SH                              125000
K TRON INTL INC                COM              482730108      954     6364 SH                                6364
KENNEDY-WILSON HLDGS INC       COM              489398107     3960   390121 SH                              390121
LDK SOLAR CO LTD               PUT              50183L957     2624   400000 SH  PUT                         400000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107      400    61000 SH                               61000
LDK SOLAR CO LTD               NOTE 4.750% 4/1  50183LAB3     4558  5500000 PRN                            5500000
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     1429   144630 SH                              144630
MAIDEN HOLDINGS LTD            SHS              G5753U112     1932   261396 SH                              261396
MILLIPORE CORP                 COM              601073109     2112    20000 SH                               20000
NRG ENERGY INC                 CALL             629377908     2090   100000 SH  CALL                        100000
OSI PHARMACEUTICALS INC        COM              671040103     5062    85000 SH                               85000
RITE AID CORP                  COM              767754104       75    50000 SH                               50000
SMITH INTL INC                 COM              832110100     2569    60000 SH                               60000
SPDR S&P 500 ETF TR            PUT              78462F953    46800   400000 SH  PUT                         400000
TECHWELL INC                   COM              87874D101      476    25475 SH                               25475
TERRA INDS INC                 COM              880915103      915    20000 SH                               20000
TYCO INTERNATIONAL LTD         PUT              H89128954     1033    27000 SH  PUT                          27000
VARIAN INC                     COM              922206107     1295    25000 SH                               25000
XTO ENERGY INC                 COM              98385X106     1651    35000 SH                               35000
ZENITH NATL INS CORP           COM              989390109      958    25000 SH                               25000